INVESTMENT IN ASSOCIATE - Carrying amount (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Share of earnings of associates	$ 0.0	$ 0.9